Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
DoubleLine Ultra Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide a level of current income consistent with limited price volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide a level of current income consistent with limited price volatility by investing principally in investment grade, U.S. dollar-denominated debt instruments, including bank obligations, commercial paper, asset-backed commercial paper, and repurchase agreements. The Fund may also invest in certificates of deposit, time deposits, debentures and discount notes issued by agencies of the U.S. Government, pre-refunded bonds, including pre-refunded municipal bonds, corporate debt obligations, mortgage-backed securities of any maturity or type that are issued by, guaranteed by, or secured by collateral that is guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations, other asset-backed securities of any maturity or type, including those issued by private issuers and not subject to any government guarantee or credit support, dollar-denominated foreign securities (corporate and government), inflation-indexed bonds, income-producing securitized products, preferred securities, and other instruments bearing fixed or variable interest rates of any maturity. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund is not subject to the credit quality, liquidity, diversification or other limitations imposed on money market funds by Rule 2a-7 under the 1940 Act.

The Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one year or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed one year. The Fund may invest in obligations of any maturity, but will principally invest in debt obligations with a maturity of 397 days or less.

Under normal circumstances, the Fund intends to invest only in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund’s dollar-weighted average credit quality will vary over time based on, among other things, market conditions, the Adviser’s investment views and expectations for market conditions, and changes in an issuer’s credit rating or credit quality.

Obligations of companies in the financial services sector may constitute a significant portion or substantially all of the Fund’s portfolio securities.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open-end or closed-end investment companies, such as money market funds, and including investment companies sponsored or managed by the Adviser or its related parties. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser will have an incentive to invest a Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, and will have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser will have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.
  asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
  commercial paper risk: the risk that the issuer of commercial paper cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.
  counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain U.S. federal income tax limitations, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
  debt securities risks:
  credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
  extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
  interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. In recent years, the U.S. has experienced historically low interest rates. However, as of the date of this Prospectus, interest rates have begun to rise, increasing the exposure of bond investors to the risks associated with rising interest rates.
  prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
  derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
  financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
  inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
  investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.
  limited operating history risk: the risk that a recently formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
  liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
  market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.
  mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.
  preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.
  real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.
  restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
  securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
  structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.
  U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
  valuation risk: the risk that the valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows how the average annual total returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-DLine11 (877-354-6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doublelinefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	0.37%	Quarter ended 9/30/2017
Lowest:	0.27%	Quarter ended 12/31/2017

The year-to-date total return for the Fund’s Class I shares as of June 30, 2018 was 0.82%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017) Ultra Short Bond Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class I shares only. After-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The ICE BofAML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closes to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. It is not possible to invest directly in an index.
DoubleLine Ultra Short Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	177
10 Years	rr_ExpenseExampleYear10	$ 403
2017	rr_AnnualReturn2017	1.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.27%
One Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
DoubleLine Ultra Short Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 698
One Year	rr_AverageAnnualReturnYear01	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
DoubleLine Ultra Short Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
DoubleLine Ultra Short Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
DoubleLine Ultra Short Bond Fund | ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016

[1]	The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.30% for Class I shares and 0.55% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2019, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. The amounts shown in the table above for the line item “Fee Waiver and/or Expense Reimbursement” were waived or reimbursed in the most recent fiscal year. As of the date of this Prospectus, the Adviser is not waiving its advisory fee or reimbursing the Fund for ordinary operating expenses under the terms of the expense limitation described in this note.